Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Fair Value of Benefit Plans Assets

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended	Year Ended
	December 31, 2015	December 31, 2014
	$	$
Change in benefit obligation:
Beginning balance	121,604	150,996
Service cost	7,726	8,800
Interest cost	2,532	4,975
Contributions by plan participants	365	292
Actuarial (gain) loss	(9,165)	15,982
Benefits paid	(9,651)	(5,476)
Plan settlements and amendments	(14,891)	(21,235)
Benefit obligations assumed on acquisition	—	1,083
Foreign currency exchange rate changes	(16,001)	(33,680)
Other	(104)	(133)

Ending balance	82,415	121,604

Change in fair value of plan assets:
Beginning balance	97,158	138,876
Actual return on plan assets	2,221	2,849
Contributions by the employer	7,858	12,283
Contributions by plan participants	365	292
Benefits paid	(9,646)	(5,456)
Plan settlements and amendments	(11,420)	(22,405)
Plan assets assumed on acquisition	203	998
Foreign currency exchange rate changes	(13,096)	(29,721)
Other	(568)	(558)

Ending balance	73,075	97,158

Funded status deficiency	(9,340)	(24,446)

Amounts recognized in the balance sheets:
Other long-term liabilities	9,340	24,446
Accumulated other comprehensive loss:
Net actuarial losses	(17,374)	(32,060)

(1)	As at December 31, 2015, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2016 is $(0.6) million.

Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2015	December 31, 2014
	$	$
Benefit obligation	61,124	90,042
Fair value of plan assets	50,517	64,631
Accumulated benefit obligation	1,821	60,828
Fair value of plan assets	925	55,095

Components of Net Periodic Pension Cost Relating to Benefit Plans

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Net periodic pension cost:
Service cost	7,726	8,800	9,768
Interest cost	2,532	4,975	4,974
Expected return on plan assets	(2,895)	(5,333)	(5,688)
Amortization of net actuarial loss	1,538	7,148	1,484
Plan settlement	(140)	(3,332)	973
Other	568	557	425

Net cost	9,329	12,815	11,936

Components of Other Comprehensive Income (Loss) Relating to Plans

The components of other comprehensive income (loss) relating to the Plans for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Other comprehensive income (loss):
Net gain (loss) arising during the period	13,288	(14,954)	(3,930)
Amortization of net actuarial loss	1,538	7,148	1,484
Plan settlement	(140)	(3,332)	973

Total income (loss)	14,686	(11,138)	(1,473)

Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans

The Company estimates that it will make contributions into the Benefit Plans of $4.9 million during 2016. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Pension Benefit
Payments
Year	$
2016	3,567
2017	3,111
2018	2,791
2019	2,834
2020	2,748
2021 – 2025	17,706

Total	32,757

Fair Value of Plan Assets

The fair value of the plan assets, by category, as of December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Pooled Funds (1)	52,150	66,563
Mutual Funds (2)
Equity investments	11,089	7,343
Debt securities	2,512	6,119
Real estate	2,929	1,530
Cash and money market	1,674	12,238
Other	2,720	3,365

Total	73,075	97,158

(1)

The Company does not control the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.

(2)

The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

Schedule of Assumptions Used

The weighted average assumptions used to determine benefit obligations at December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Discount rates	3.0%	2.9%
Rate of compensation increase	3.4%	4.2%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Discount rates	3.0%	2.9%	3.9%
Rate of compensation increase	3.4%	4.2%	4.7%
Expected long-term rates of return (1)	4.0%	4.0%	4.8%

(1)

To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.